Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Variable Insurance Products Fund III
Prospectus Date	rr_ProspectusDate	Apr. 28, 2020
Document Creation Date	dei_DocumentCreationDate	Apr. 20, 2020